Summary of Significant Accounting Policies (Property and Equipment) (Details)	12 Months Ended
Aug. 27, 2016
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated service life	10 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated service life	30 years
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated service life	3 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated service life	15 years
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated service life	3 years
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated service life	10 years
Transportation equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated service life	4 years
Transportation equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated service life	6 years